Intangible Assets, Cost (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Intangible Assets
Balance at beginning of period	$ 899
Balance at end of period	987	$ 899
Licences [member]
Intangible Assets
Balance at beginning of period	899
Balance at end of period	987	899
Cost | Licences [member]
Intangible Assets
Balance at beginning of period	900	625
Additions	90	275
Balance at end of period	$ 990	$ 900